UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
May 1, 2016 to May 31, 2016

Commission File Number of issuing entity: 333-203636-01
Central Index Key Number of issuing entity: 0001643508
Huntington Auto Trust 2015-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-203636
Central Index Key Number of depositor: 0001540483
Huntington Funding, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000049205
The Huntington National Bank
(Exact name of sponsor as specified in its charter)

Kim Taylor, (614)-480-8300
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE	30-6493772
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

41 South High Street, Columbus, Ohio	43287
(Address of principle executive offices of the issuing entity)	(Zip Code)
(614) 480-8300
(Telephone number, including area code

	Registered / reporting pursuant to (Check One)			Name of Exchange (If section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1			☒
Class A-2			☒
Class A-3			☒
Class A-4			☒
Class B Notes			☒
Class C Notes			☒
Class D Notes			☒
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

Monthly Statement to Securityholder for the Period from May 1, 2016 to May 31, 2016.

PART 1 – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Security Holder.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934, as amended, with respect to Huntington Auto Trust 2015-1 for the distribution period commencing on May 1, 2016, and ending on May 31, 2016. Huntington Funding, LLC (CIK #0001540483), as securitizer, most recently filed a Form ABS-15G on February 11, 2016, with respect to all asset-backed securities sponsored by it, including those securities issued by Huntington Auto Trust 2015-1.

Item 1A. Asset-Level Information
None.

Item 1B. Asset Representations Reviewer and Investor Communication
None.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings
Citibank, N.A. (“Citibank”) is acting as Owner Trustee of this ABS transaction.  In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions.  Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts.  On November 24, 2014, plaintiffs sought leave to withdraw this action.  On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the United States District Court for the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015. On September 8, 2015, the federal court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. That case, involving the three remaining trusts, is pending.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee. This case includes the 24 trusts previously dismissed in the federal action, and one additional trust. The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act. Citibank’s motion to dismiss was fully briefed as of April 15, 2016.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank jointly briefed a motion to dismiss with The Bank of New York Mellon and U.S. Bank, entities that have also been sued by FDIC in their capacity as trustee, and whose cases are also in front of Judge Carter. Defendants’ joint motion to dismiss was fully briefed as of March 22, 2016.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts.  However, Citibank denies liability and continues to vigorously defend against these litigations.  Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Owner Trustee under the Amended & Restated Trust Agreement for this ABS transaction.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Change in Sponsor Interest in the Securities
There have been no material change in the sponsor's, or affiliate's interest in the securities resulting from the purchase, sale or other acquisition or disposition of the securities by the sponsor, or an affiliate during the reporting period covered in this report.

Item 8. Significant Enhancement Provider Information
None.

Item 9. Other Information
None.

Item 10. Exhibits

EXHIBIT NO.    DESCRIPTION
99.1        Monthly Statement to Security Holder for the Period from May 1, 2016 to May 31, 2016.
Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Huntington Auto Trust 2015-1
(Issuing Entity)

by:	The Huntington National Bank
(Servicer, not in its individual capacity but Solely as Servicer on behalf of Issuing Entity)

/s/ Kim Taylor
Kim Taylor,
Senior Vice President, Auto Finance CFO
Date: June 22, 2016

EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION

99.1	Monthly Statement to Security Holder for the Period from May 1, 2016 to May 31, 2016.